Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investments	$ 77,511	$ 77,927
Variable Interest Entity, Not Primary Beneficiary | Noncontrolling Interests
Variable Interest Entity [Line Items]
Investments	77,400	55,900
Unfunded Commitments
Variable Interest Entity [Line Items]
Commitment amount	81,800	$ 62,100
Unfunded Commitments | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Commitment amount	$ 32,800